Income taxes (Details Textual) - EUR (€) € in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfIncomeTaxExplanatoryLineItems [Line Items]
Current tax expense (income)		€ 4,021	€ 2,999	€ 4,388
Applicable tax rate		24.00%	27.50%	27.50%
Tax effect of foreign tax rates		€ 1,882	€ 1,152	€ 2,576
Tax Effect Of Write-off of Deferred Tax Assets and Recalculation of Tax Rates		(96)	397	1,514
Tax Effect Of Write-off of Deferred Tax Assets				1,058
Tax Effect Of Regional Income Tax		77	42	100
Changes In Tax Rates Or Tax Laws Enacted Or Announced [Member]
DisclosureOfIncomeTaxExplanatoryLineItems [Line Items]
Applicable tax rate	24.00%
IRAP [Member]
DisclosureOfIncomeTaxExplanatoryLineItems [Line Items]
Tax Effect Of Write-off of Deferred Tax Assets and Recalculation of Tax Rates				54
Outside Italy [Member] | Foreign Tax Authority [Member]
DisclosureOfIncomeTaxExplanatoryLineItems [Line Items]
Current tax expense (income)		666
Italian subsidiaries [Member] | Italy [Member]
DisclosureOfIncomeTaxExplanatoryLineItems [Line Items]
Current tax expense (income)		712	195	155
Italian subsidiaries [Member] | Italy [Member] | IRES [Member]
DisclosureOfIncomeTaxExplanatoryLineItems [Line Items]
Current tax expense (income)		26
Italian subsidiaries [Member] | Italy [Member] | IRAP [Member]
DisclosureOfIncomeTaxExplanatoryLineItems [Line Items]
Current tax expense (income)		20
Exploration Production Segment [Member]
DisclosureOfIncomeTaxExplanatoryLineItems [Line Items]
Tax effect of foreign tax rates		€ 1,811	€ 1,211	€ 2,410